Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Revenues and Receivable Major Customers

For the three months ended March 31, 2018 and 2017, the following customers accounted for the following percentages of the Company’s revenues, respectively:

Customer	2018	2017
A	16%	25%
B	13%	13%
C	8%	10%

As of March 31, 2018 and December 31, 2017, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively:

Customer	March 31, 2018	December 31, 2017
D	14%	5%
B	14%	18%
E	8%	11%

For the year ended December 31, 2017 and 2016, the following customers accounted for the following percentages of the Company’s revenues, respectively:

Customer	2017	2016
A	20%	15%
B	13%	20%
C	9%	11%
D	8%	9%

As of December 31, 2017 and 2016, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively:

Customer	2017	2016
A	18%	35%
B	12%	-%
C	9%	12%

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as they would be anti-dilutive:

	March 31,
	2018	2017
Shares underlying warrants outstanding	7,099,010	7,432,342
Shares underlying options outstanding	6,474,527	5,040,306
Unvested restricted stock	753,528	584,467

The following securities have been excluded from the dilutive per share computation as they are antidilutive:

	December 31,
	2017	2016
Shares underlying options outstanding	6,770,777	4,592,347
Shares underlying warrants outstanding	7,099,010	3,291,149
Unvested restricted stock	799,387	957,336